Consolidated Schedule of Investments
March 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–27.07%
Argentina–0.78%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$1,270,080	$1,064,962
3.50%, 07/09/2041(a)	2,100,000	1,402,800
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	700,000	709,275
YPF S.A.,
6.95%, 07/21/2027(b)	200,000	200,911
8.75%, 09/11/2031(b)	1,274,000	1,330,894
		4,708,842
Belgium–0.26%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	1,600,000	1,574,319
Brazil–1.08%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	1,410,000	1,451,595
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(b)	700,000	748,506
Petrobras Global Finance B.V.,
6.50%, 07/03/2033	700,000	717,658
6.25%, 01/10/2036	625,000	611,307
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	2,024,000	1,975,429
Vale Overseas Ltd., 6.00%, 02/25/2056(b)(c)	980,000	965,300
		6,469,795
Canada–1.87%
Bell Canada, 6.88%, 09/15/2055(c)	893,000	903,780
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(c)(d)	426,000	421,969
Constellation Software, Inc., 5.16%, 02/16/2029(b)(d)	526,000	528,471
Element Fleet Management Corp., 6.32%, 12/04/2028(b)	1,426,000	1,487,442
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	2,857,000	2,902,369
New Gold, Inc., 6.88%, 04/01/2032(b)	231,000	238,930
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	113,000	113,412
Rogers Communications, Inc., 7.00%, 04/15/2055(c)	852,000	855,889
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(c)	1,481,000	1,525,682
TELUS Corp., 6.38%, 06/09/2056(c)	806,000	798,188
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	1,391,000	1,393,355
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	74,000	76,248
		11,245,735
Principal Amount		Value
Cayman Islands–0.05%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	$326,000	$331,148
Chile–0.73%
Banco de Credito e Inversiones S.A., 8.75%(b)(c)(e)	775,000	815,350
Banco del Estado de Chile, 7.95%(b)(c)(e)	426,000	448,821
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	659,816	663,638
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(b)	1,905,000	1,889,093
5.63%, 04/22/2056(b)(c)	600,000	585,113
		4,402,015
China–0.11%
Prosus N.V., 3.68%, 01/21/2030(b)	700,000	663,227
Colombia–0.37%
Ecopetrol S.A.,
8.63%, 01/19/2029	1,400,000	1,480,619
7.75%, 02/01/2032	750,000	758,021
		2,238,640
Dominican Republic–0.28%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	925,000	943,264
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	305,000	290,604
4.88%, 09/23/2032(b)	500,000	461,950
		1,695,818
Egypt–0.19%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	1,095,000	1,133,551
France–0.26%
Electricite de France S.A., 9.13%(b)(c)(e)	1,001,000	1,159,454
Forvia SE, 8.00%, 06/15/2030(b)	12,000	12,405
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	17,000	17,123
8.50%, 04/15/2031(b)	267,000	279,590
7.00%, 04/15/2032(b)	33,000	33,081
Opal Bidco SAS, 6.50%, 03/31/2032(b)	80,000	80,125
		1,581,778
Germany–0.29%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	1,745,000	1,761,130
Greece–0.02%
Danaos Corp., 6.88%, 10/15/2032(b)	130,000	132,204
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Guatemala–0.09%
Energuate Trust 2.0, 6.35%, 09/15/2035(b)	$560,000	$549,279
India–0.98%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	1,800,000	1,763,312
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	1,350,000	1,358,625
6.38%, 04/23/2029(b)	2,800,000	2,785,350
		5,907,287
Ireland–0.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(c)	80,000	81,923
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	729,955
GGAM Finance Ltd., 5.88%, 03/15/2030(b)	165,000	164,810
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(b)	31,000	31,228
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	158,000	161,444
		1,169,360
Israel–0.02%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/2046	151,000	112,117
Italy–0.05%
FiberCop S.p.A.,
6.00%, 09/30/2034(b)	100,000	95,379
7.20%, 07/18/2036(b)	75,000	74,645
Telecom Italia Capital S.A., 6.38%, 11/15/2033	111,000	116,063
		286,087
Japan–0.25%
Kioxia Holdings Corp., 6.63%, 07/24/2033(b)	50,000	51,436
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(b)	1,400,000	1,441,235
		1,492,671
Macau–0.34%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)	250,000	249,004
4.75%, 02/01/2027(b)	1,240,000	1,226,366
Studio City Finance Ltd., 5.00%, 01/15/2029(b)(d)	123,000	115,444
Wynn Macau Ltd., 6.75%, 02/15/2034(b)	490,000	478,644
		2,069,458
Mexico–0.95%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(e)	650,000	673,241
BBVA Bancomer S.A., 7.63%, 02/11/2035(b)(c)	1,680,000	1,738,800
CEMEX S.A.B. de C.V., 5.13%(b)(c)(e)	965,000	961,589
Principal Amount		Value
Mexico–(continued)
Petroleos Mexicanos,
8.75%, 06/02/2029	$2,100,000	$2,208,891
5.95%, 01/28/2031	65,000	62,195
6.63%, 06/15/2035	58,000	54,097
		5,698,813
Panama–0.12%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	750,000	706,969
Peru–0.24%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	895,000	909,839
Orazul Energy Peru S.A., 6.25%, 09/17/2032(b)	512,000	512,198
		1,422,037
Serbia–0.12%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	730,000	720,584
Spain–0.24%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(b)	525,000	527,302
5.20%, 09/16/2030(b)(d)	541,000	545,784
5.98%, 09/16/2035(b)	350,000	356,434
		1,429,520
Switzerland–0.80%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(c)	207,000	207,609
Credit Suisse Group AG, 6.25%(b)(c)(e)(f)(g)	3,015,000	858,521
UBS Group AG, 7.00%(b)(c)(e)	1,250,000	1,238,967
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/2051(b)(c)	2,800,000	2,504,008
		4,809,105
Thailand–0.09%
GC Treasury Center Co. Ltd., 6.50%(b)(c)(e)	569,000	553,527
Turkey–0.12%
Akbank Turk A.S., 7.88%, 09/04/2035(b)(c)	700,000	693,866
United Kingdom–2.62%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	675,000	660,420
B.A.T. Capital Corp., 6.00%, 02/20/2034	1,048,000	1,108,104
Barclays Bank PLC, 6.28%(c)(e)	3,470,000	3,595,787
Beazley Insurance DAC, 5.50%, 09/10/2029(b)	1,120,000	1,126,529
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)	4,150,000	4,099,181
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	130,000	127,098
Hiscox Ltd., 7.00%, 06/11/2036(b)(c)	700,000	733,375
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United Kingdom–(continued)
Lancashire Holdings Ltd., 5.63%, 09/18/2041(b)(c)	$1,300,000	$1,275,776
Lloyds Banking Group PLC, 6.75%(c)(d)(e)	1,800,000	1,816,452
M&G PLC, 6.50%, 10/20/2048(b)(c)	375,000	382,384
Vodafone Group PLC, 4.13%, 06/04/2081(c)	261,000	238,985
Weir Group, Inc., 5.35%, 05/06/2030(b)	569,000	576,915
		15,741,006
United States–13.46%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)	58,000	59,454
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	230,000	233,154
AECOM, 6.00%, 08/01/2033(b)	114,000	113,980
AES Corp. (The), 7.60%, 01/15/2055(c)	2,003,000	1,987,864
Air Lease Corp., Series B, 4.65%(c)(e)	116,000	115,789
Aircastle Ltd., 5.25%(b)(c)(e)	114,000	113,842
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	176,000	177,588
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	253,000	235,672
5.88%, 12/01/2033(b)	59,000	58,670
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	172,000	171,169
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	118,000	114,945
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	125,000	128,837
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	195,000	205,969
6.50%, 03/20/2045	16,359	16,359
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	58,000	57,614
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	54,000	55,685
Ares Capital Corp., 5.88%, 03/01/2029	1,915,000	1,928,985
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	117,000	121,480
8.38%, 02/01/2034(b)	51,000	49,550
Bath & Body Works, Inc., 6.88%, 11/01/2035	112,000	110,300
Beignet Investor LLC, 6.58%, 05/30/2049(b)	110,000	113,182
Berry Global, Inc., 5.65%, 01/15/2034(d)	767,000	784,720
BP Capital Markets PLC, 4.88%(c)(e)	435,000	429,723
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	8,000	7,680
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(c)	54,000	54,638
Brink’s Co. (The), 6.75%, 06/15/2032(b)(d)	222,000	224,920
Principal Amount		Value
United States–(continued)
Bristow Group, Inc., 6.75%, 02/01/2033(b)	$116,000	$117,328
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	116,000	117,316
Carriage Services, Inc., 4.25%, 05/15/2029(b)	187,000	177,809
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(h)	111,850	121,022
Caturus Energy LLC, 8.50%, 02/15/2030(b)	162,000	168,210
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/2030(b)	1,440,000	1,367,286
4.50%, 08/15/2030(b)(d)	1,440,000	1,346,542
4.75%, 02/01/2032(b)	155,000	140,269
4.50%, 05/01/2032	141,000	126,080
4.50%, 06/01/2033(b)	133,000	115,887
Celanese US Holdings LLC,
7.20%, 11/15/2033	79,000	84,347
7.38%, 02/15/2034	31,000	31,787
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)	2,800,000	2,844,859
Charles Schwab Corp. (The), 6.20%, 11/17/2029(c)	1,543,000	1,613,103
CHC Group LLC, 11.75%, 09/01/2030(b)	111,000	108,151
Cheniere Energy, Inc., 5.65%, 04/15/2034	773,000	796,067
Cipher Compute LLC, 7.13%, 11/15/2030(b)	114,000	118,250
Citigroup, Inc., 6.63%(c)(e)	117,000	117,167
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	165,000	168,829
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(d)	65,000	56,479
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	63,000	60,835
8.25%, 06/30/2032(b)	102,000	96,822
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	57,000	53,235
6.75%, 04/15/2032(b)	112,000	106,101
CMS Energy Corp., 6.50%, 06/01/2055(c)(d)	2,629,000	2,677,663
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	62,000	58,474
4.75%, 02/15/2031(b)	65,000	59,961
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	118,000	116,564
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	23,000	22,370
9.00%, 02/01/2031(b)	38,000	36,205
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	115,000	118,993
Cousins Properties L.P., 5.25%, 07/15/2030	1,184,000	1,200,082
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	58,000	58,482
7.88%, 02/15/2034(b)	59,000	59,247
CVS Health Corp., 6.75%, 12/10/2054(c)(d)	425,000	430,503
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
DaVita, Inc.,
6.88%, 09/01/2032(b)	$55,000	$56,392
6.75%, 07/15/2033(b)	57,000	58,033
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,485,000	2,626,859
Directv Financing LLC, 8.88%, 02/01/2030(b)	119,000	118,884
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	117,000	119,529
Discovery Communications LLC, 4.13%, 05/15/2029	123,000	118,870
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	34,000	30,133
5.05%, 03/15/2042	81,000	53,566
5.14%, 03/15/2052	33,000	20,089
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	110,000	111,083
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	112,000	117,359
Energy Transfer L.P.,
8.00%, 05/15/2054(c)	802,000	840,527
7.13%, 10/01/2054(c)	4,148,000	4,215,811
EnerSys,
4.38%, 12/15/2027(b)	119,000	118,152
6.63%, 01/15/2032(b)	55,000	56,261
Enpro, Inc., 6.13%, 06/01/2033(b)	226,000	229,156
Entergy Corp., 7.13%, 12/01/2054(c)	1,776,000	1,820,832
ESAB Corp.,
6.25%, 04/15/2029(b)	131,000	133,116
5.63%, 04/01/2031(b)	92,000	92,875
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	110,000	115,200
EZCORP, Inc., 7.38%, 04/01/2032(b)	325,000	340,312
Fedex Freight Holding Co., Inc.,
4.65%, 03/15/2031(b)	359,000	353,008
5.25%, 03/15/2036(b)	189,000	182,927
FirstCash, Inc., 6.88%, 03/01/2032(b)	109,000	111,231
Flash Compute LLC, 7.25%, 12/31/2030(b)	56,000	56,450
FMC Corp.,
3.45%, 10/01/2029	26,000	23,249
5.65%, 05/18/2033	26,000	23,033
6.38%, 05/18/2053	15,000	11,321
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	59,000	58,099
FS KKR Capital Corp., 6.13%, 01/15/2030	50,000	47,626
General Motors Co., 6.80%, 10/01/2027	2,867,000	2,949,616
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	52,000	53,512
8.00%, 05/15/2033	83,000	85,819
6.75%, 03/15/2034	88,000	87,645
Getty Images, Inc., 10.50%, 11/15/2030(b)	113,000	101,449
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	94,000	92,312
Principal Amount		Value
United States–(continued)
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	$117,000	$118,029
Gray Media, Inc., 9.63%, 07/15/2032(b)	31,000	31,027
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	117,000	117,505
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	52,000	54,124
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	229,000	221,746
6.38%, 01/15/2030(b)	116,000	116,855
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(c)	115,000	119,032
7.13%, 11/15/2056(c)	51,000	50,774
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	176,000	175,894
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(b)	134,000	139,906
6.88%, 05/15/2034(b)	24,000	23,495
7.25%, 02/15/2035(b)	33,000	32,925
HUB International Ltd., 7.25%, 06/15/2030(b)	166,000	170,147
Hyundai Capital America, 4.90%, 06/23/2028(b)	2,867,000	2,879,928
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	118,000	118,697
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	56,000	52,905
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	102,000	104,028
4.50%, 02/15/2031(b)	127,000	119,322
J.M. Smucker Co. (The), 5.90%, 11/15/2028	1,352,000	1,398,527
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	173,000	171,227
6.75%, 05/01/2033(b)	111,000	112,696
Lamar Media Corp., 4.88%, 01/15/2029	735,000	726,784
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	111,000	115,636
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	94,000	95,796
7.00%, 03/31/2034(b)	132,500	135,725
8.50%, 01/15/2036(b)	51,000	53,262
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	55,000	53,925
4.38%, 01/15/2031(b)	127,000	119,444
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	115,000	109,453
Mars, Inc., 4.80%, 03/01/2030(b)	511,000	516,476
Mattel, Inc., 6.20%, 10/01/2040	693,000	677,415
Michaels Cos., Inc. (The),
8.50%, 03/15/2033(b)	98,000	95,506
11.00%, 03/15/2034(b)	20,000	18,647
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	34,000	32,987
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	$44,000	$44,642
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	215,000	213,925
7.13%, 02/01/2032(b)	113,000	114,695
Navient Corp.,
4.88%, 03/15/2028	17,000	16,058
9.38%, 07/25/2030	39,000	38,053
7.88%, 06/15/2032	123,000	109,814
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	118,000	115,511
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	114,000	112,402
Newell Brands, Inc.,
6.63%, 09/15/2029	54,000	52,761
6.38%, 05/15/2030	61,000	58,603
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	59,000	59,485
7.25%, 04/15/2034(b)	36,000	36,145
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)(d)	1,796,000	1,860,232
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	54,000	55,984
8.75%, 07/01/2034(b)	118,000	123,611
OneMain Finance Corp.,
6.63%, 05/15/2029	53,000	53,118
4.00%, 09/15/2030	53,000	47,902
7.13%, 11/15/2031	105,000	104,126
6.75%, 03/15/2032	53,000	51,489
7.13%, 09/15/2032	71,000	70,014
ONEOK, Inc.,
5.55%, 11/01/2026	1,185,000	1,192,055
6.63%, 09/01/2053	1,487,000	1,527,369
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	109,000	109,094
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	114,000	109,309
PacifiCorp, 7.13%, 08/15/2056(c)	2,061,000	1,947,611
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	56,000	53,111
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	2,867,000	2,950,968
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	25,000	25,140
Phinia, Inc., 6.63%, 10/15/2032(b)	110,000	112,040
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(c)	2,128,000	2,152,807
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	160,000	164,414
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(c)(d)	305,000	304,794
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	114,000	115,123
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	177,000	172,192
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(f)	156,450	2,933
Principal Amount		Value
United States–(continued)
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031(b)	$376,000	$353,088
9.63%, 12/01/2032(b)	531,200	590,845
Sempra,
4.13%, 04/01/2052(c)	4,158,000	4,048,206
6.38%, 04/01/2056(c)	812,000	815,892
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	127,000	117,889
SGUS LLC, 11.00%, 12/15/2029(b)(f)	59,550	6,551
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	23,000	23,403
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	113,000	112,836
Solventum Corp., 5.45%, 02/25/2027	656,000	661,131
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	2,020,000	2,007,171
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	133,000	133,189
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	156,000	143,715
State Street Corp.,
Series I, 6.70%(c)(d)(e)	1,270,000	1,291,135
6.45%(c)(d)(e)	2,867,000	2,911,083
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	113,000	116,289
Sunoco L.P.,
6.25%, 07/01/2033(b)	80,000	80,412
5.88%, 03/15/2034(b)	97,000	95,997
7.88%(b)(c)(e)	55,000	56,198
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	57,000	56,378
Tidewater, Inc., 9.13%, 07/15/2030(b)	108,000	115,148
TransDigm, Inc.,
6.75%, 08/15/2028(b)	1,400,000	1,418,746
6.38%, 03/01/2029(b)	405,000	413,065
6.00%, 01/15/2033(b)	85,000	85,047
6.25%, 01/31/2034(b)	112,000	113,327
Transocean International Ltd., 7.88%, 10/15/2032(b)	118,000	126,164
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	471,904
United Airlines Holdings, Inc., 5.38%, 03/01/2031	275,000	269,656
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	20,000	20,384
Uniti Services LLC, 7.50%, 10/15/2033(b)	200,000	208,073
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	62,000	62,964
9.38%, 08/01/2032(b)	47,000	48,474
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	115,000	114,102
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	117,000	117,061
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)		$109,000	$117,916
9.88%, 02/01/2032(b)(d)		203,000	218,119
9.00%(b)(c)(e)		133,000	132,579
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)		58,000	59,681
6.50%, 01/15/2034(b)		43,000	44,852
6.75%, 01/15/2036(b)		122,000	129,296
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(d)		163,000	166,948
Viatris, Inc., 3.85%, 06/22/2040		746,000	566,673
Viking Cruises Ltd., 5.88%, 10/15/2033(b)		111,000	109,671
Vistra Corp.,
Series C, 8.88%(b)(c)(e)		86,000	92,771
8.00%(b)(c)(e)		58,000	58,650
VoltaGrid LLC, 7.38%, 11/01/2030(b)		225,000	232,486
Voyager Parent LLC, 9.25%, 07/01/2032(b)		106,000	110,117
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)		113,000	110,569
WULF Compute LLC, 7.75%, 10/15/2030(b)		53,000	56,038
			80,963,694
Uzbekistan–0.10%
Navoi Mining and Metallurgical Combinat, 6.70%, 10/17/2028(b)		620,000	632,318
Total U.S. Dollar Denominated Bonds & Notes (Cost $165,032,729)			162,895,900

Non-U.S. Dollar Denominated Bonds & Notes–23.36%(i)
Argentina–0.57%
Argentina Treasury Bond, 29.50%, 04/27/2027(j)	ARS	4,015,000,000	3,425,441
Australia–0.84%
Australia Government Bond, 2.50%, 09/20/2030(b)	AUD	4,750,000	5,081,593
Brazil–7.30%
Brazil Notas do Tesouro Nacional,
Class NTNF, 10.00%, 01/01/2031	BRL	206,000,000	35,723,714
Series B, 6.00%, 05/15/2055	BRL	10,490,000	8,213,230
			43,936,944
Canada–0.84%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	5,064,113
Czech Republic–0.23%
CPI Property Group S.A., 4.88%(b)(c)(e)	EUR	1,300,000	1,406,597
France–2.15%
BNP Paribas S.A., 2.00%, 05/24/2031(b)(c)	GBP	2,700,000	3,556,183
BPCE S.A., 5.13%, 01/25/2035(b)(c)	EUR	3,300,000	3,922,851
	Principal Amount		Value
France–(continued)
CMA CGM S.A., 4.88%, 01/15/2032(b)	EUR	200,000	$217,313
Electricite de France S.A.,
7.50%(b)(c)(e)	EUR	800,000	988,953
7.38%(b)(c)(e)	GBP	1,300,000	1,737,075
4.38%(b)(c)(e)	EUR	1,000,000	1,122,231
La Banque Postale S.A., 3.88%(b)(c)(e)	EUR	1,200,000	1,383,152
			12,927,758
Germany–0.50%
Hannover Rueck SE, 5.88%, 08/26/2043(b)(c)	EUR	1,300,000	1,640,681
Norddeutsche Landesbank - Girozentrale, 4.38%, 12/10/2035(b)(c)	EUR	1,200,000	1,371,009
			3,011,690
Greece–0.14%
Eurobank S.A., 5.88%, 11/28/2029(b)(c)	EUR	675,000	825,806
India–0.45%
India Government Bond, 7.09%, 08/05/2054	INR	275,000,000	2,701,658
Ivory Coast–0.19%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	1,000,000	1,142,856
Mexico–6.18%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	514,000,000	28,497,128
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	158,135,598	8,690,168
			37,187,296
South Africa–2.48%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	135,000,000	7,500,526
Series 2048, 8.75%, 02/28/2048	ZAR	138,090,000	7,389,971
			14,890,497
Spain–0.53%
Spain Government Bond, 3.95%, 10/31/2056(b)	EUR	1,320,000	1,468,359
Telefonica Europe, B.V., 6.75%(b)(c)(e)	EUR	1,400,000	1,729,993
			3,198,352
Supranational–0.34%
International Finance Corp.,
0.00%, 02/15/2029(b)(k)	TRY	3,700,000	31,977
0.00%, 04/26/2052(k)	MXN	390,320,000	2,029,673
			2,061,650
United States–0.62%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	2,800,000	3,719,257
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $139,273,233)			140,581,508
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount(l)		Value
Asset-Backed Securities–17.73%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)	$873,663	$875,189
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)	274,470	275,716
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)	442,004	444,195
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)	1,007,444	1,012,048
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(m)	5,975	5,802
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(n)	3,442,918	28,896
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)	1,208,793	1,219,250
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(n)	1,589,665	15,337
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.66%, 01/25/2036(o)	2,804	2,614
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(n)	4,531,078	51,008
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(m)	23,315	22,700
Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(o)	635,584	638,884
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(o)	105,329	103,462
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	315,921	317,864
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	929,977
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	77,470	76,142
Series 2005-J4, Class A7, 5.50%, 11/25/2035	144,889	118,560
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 2.32% (1 mo. Term SOFR + 0.26%), 11/15/2036(m)	6,131	5,547
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(o)	16,673	15,207
FREMF Mortgage Trust, Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(o)	280,000	277,955
Principal Amount(l)		Value
GCAT Trust, Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(o)	$138,816	$141,735
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.21% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(m)	469,294	470,207
Series 2025-HE1, Class M1, 5.71% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(m)	290,000	291,872
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	1,781,690	1,781,794
Series 2025-NQM4, Class A2, 5.31%, 10/25/2065(b)	696,305	696,150
Series 2025-NQM4, Class A3, 5.46%, 10/25/2065(b)	696,305	696,143
Series 2025-NQM3, Class A2, 5.34%, 11/25/2065(b)	445,423	445,849
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(b)	664,015	658,705
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.99%, 07/25/2035(o)	821	792
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 05/25/2044(b)	418,781	418,024
J.P. Morgan Mortgage Trust,
Series 2025-NQM4, Class A2, 5.16%, 03/25/2066(b)	779,093	774,186
Series 2025-NQM4, Class A3, 5.26%, 03/25/2066(b)	779,093	773,474
Series 2026-CES1, Class A1, 4.91%, 06/25/2056(b)	2,425,933	2,408,338
Series 2026-CES1, Class A1, 4.96%, 06/25/2056(b)	1,261,485	1,252,328
Series 2026-CES1, Class M1, 5.73%, 06/25/2056(b)	500,000	496,161
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(o)	5,579	5,578
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(o)	680,000	641,445
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	2,100,000	2,099,300
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	1,400,000	1,401,935
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.99% (1 mo. Term SOFR + 0.31%), 08/25/2036(m)	625,581	213,240
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(n)	1,566,549	17,564
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount(l)		Value
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	$652,119	$654,833
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	983,237	993,680
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	664,291	667,814
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	1,083,394	1,093,259
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	260,120	259,798
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	500,230	499,840
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	171,467	172,257
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	388,057	389,716
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	195,533	196,160
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(o)	310,000	309,472
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	794,840	798,108
Series 2025-HE2, Class A1, 5.11% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(m)	1,569,983	1,573,141
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(o)	346,477	350,680
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(o)	187,554	189,435
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(o)	302,282	301,009
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(o)	1,413,574	1,415,524
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)	268,799	270,677
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)	701,215	706,635
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	385,738	387,303
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,008	3,214
SBNA Auto Receivables Trust,
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)	262,474	263,073
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)	300,000	300,719
Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(o)	1,278,539	1,280,359
Sonic Capital LLC, Series 2020- 1A, Class A2I, 3.85%, 01/20/2050(b)	873,354	865,136
	Principal Amount(l)		Value
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)		$98,750	$99,730
Switch ABS Issuer LLC, Series 2025-2A, Class A22, 5.37%, 10/25/2055(b)		1,120,000	1,100,398
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(n)		2,057,479	22,673
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)		980,000	966,856
VB-S1 Issuer LLC,
Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)		1,140,000	1,121,555
Series 2026-1A, Class D, 5.19%, 03/15/2056(b)		1,230,000	1,211,522
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.43%, 12/25/2035(o)		1,792	1,660
Series 2003-AR10, Class A7, 5.66%, 10/25/2033(o)		10,095	9,797
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(n)		2,227,638	25,914
Westlake Automobile Receivables Trust,
Series 2024-3A, Class D, 5.21%, 04/15/2030(b)		1,500,000	1,508,951
Series 2026-1A, Class C, 4.37%, 06/16/2031(b)		1,350,000	1,340,717
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		56,211	55,256
Alba PLC,
Series 2007-1, Class F, 7.12% (SONIA + 3.37%), 03/17/2039(b)(m)	GBP	480,698	583,097
Series 2006-2, Class F, 7.12% (SONIA + 3.37%), 12/15/2038(b)(m)	GBP	362,752	433,927
Auburn 15 PLC,
Series E, 5.73% (SONIA + 2.00%), 07/20/2045(b)(m)	GBP	629,000	821,489
Series F, 6.23% (SONIA + 2.50%), 07/20/2045(b)(m)	GBP	749,000	978,788
Eurosail PLC,
Series 2006-2X, Class E1C, 7.12% (SONIA + 3.37%), 12/15/2044(b)(m)	GBP	1,830,000	2,199,636
Series 2006-4X, Class E1C, 6.87% (SONIA + 3.12%), 12/10/2044(b)(m)	GBP	1,608,337	1,887,935
Series 2006-2X, Class D1A, 2.95% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(m)	EUR	2,700,000	2,925,818
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.76% (SONIA + 1.01%), 03/13/2045(b)(m)	GBP	750,000	873,738
Series 2007-1X, Class D1A, 2.96% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(m)	EUR	1,166,000	1,166,648
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount(l)		Value
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 2.92% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(m)	EUR	3,600,000	$3,712,286
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.91% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(m)	EUR	1,780,000	1,982,964
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.74% (SONIA + 4.00%), 07/20/2055(b)(i)(m)	GBP	1,379,000	1,827,904
Series 1A, Class FR, 8.74% (SONIA + 5.00%), 07/20/2055(b)(m)	GBP	852,000	1,129,339
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.11% (SONIA + 0.36%), 01/01/2061(b)(m)	GBP	667,478	840,070
Series 2006-1X, Class A2A, 4.06% (SONIA + 0.31%), 12/01/2060(b)(m)	GBP	1,954,069	2,544,835
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07% (SONIA + 3.32%), 03/13/2046(b)(m)	GBP	6,497,463	7,962,438
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(k)(m)	GBP	1,510,000	2,019,826
Series 2024-3X, Class E, 7.48% (SONIA + 3.75%), 11/15/2032(b)(m)	GBP	1,005,000	1,353,197
Newgate Funding PLC,
Series 2006-2, Class CB, 2.55% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(m)	EUR	444,007	473,264
Series 2007-3X, Class CB, 3.65% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(m)	EUR	290,511	318,232
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.33% (SONIA + 1.60%), 01/25/2036(b)	GBP	2,800,000	3,707,567
Series 2025-1A, Class D, 5.63% (SONIA + 1.90%), 01/25/2036(b)(m)	GBP	1,400,000	1,846,751
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.24% (SONIA + 4.50%), 07/20/2053(b)(m)	GBP	620,000	821,408
Series 2024-GR6A, Class F, 8.24% (SONIA + 4.50%), 07/20/2053(b)(m)	GBP	950,000	1,258,609
Series 2024-GR6X, Class E, 7.24% (SONIA + 3.50%), 07/20/2053(b)(m)	GBP	885,000	1,175,472
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 6.98% (SONIA + 3.25%), 04/20/2051(b)(m)	GBP	690,000	914,231
Prosil Acquisition S.A., Series 2019-1, Class A, 4.03% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(m)	EUR	832,183	809,130
	Principal Amount(l)		Value
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.74% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(m)	EUR	2,913,710	$3,347,360
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.14% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(m)	EUR	21,886	24,488
Hera Financing DAC,
Series 2024-1A, Class B, 6.70% (SONIA + 2.95%), 11/17/2034(b)(m)	GBP	1,395,400	1,855,713
Series 2024-1A, Class C, 7.50% (SONIA + 3.75%), 11/17/2034(b)(m)	GBP	797,509	1,060,435
Series 2024-1A, Class A, 5.65% (SONIA + 1.90%), 11/17/2034(b)(m)	GBP	996,164	1,325,044
Last Mile Logistics Pan Euro Finance DAC, Series E, 4.70% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(m)	EUR	2,392,555	2,764,251
IM Pastor 4, FTA, Series B, 2.30% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(m)	EUR	1,000,000	863,870
Santander Consumo 8 Fondo de Titulizacion, Series 8E, 6.53% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(m)	EUR	1,500,000	1,749,348
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(g)		$3,144,648	2,728,297
0.00%, 12/31/2043(g)(k)	ARS	33,994,486	23,359
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(k)(o)	ARS	133,500,000	827,648
Total Asset-Backed Securities (Cost $107,862,137)			106,666,456
	Principal Amount
U.S. Treasury Securities–9.27%
U.S. Treasury Bills–7.29%
3.56 - 4.11%, 05/14/2026(p)(q)		$41,373,291	41,382,680
3.68 - 3.69%, 09/17/2026(q)(r)		2,509,601	2,509,994
			43,892,674
U.S. Treasury Bonds–1.98%
5.50%, 08/15/2028		11,987,763	11,899,151
Total U.S. Treasury Securities (Cost $55,870,655)			55,791,825

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.98%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(s)		96,337	9,838
6.00%, 12/25/2032 - 08/25/2035(n)(s)		289,944	34,964
5.50%, 01/25/2034 - 06/25/2035(s)		100,795	12,958
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Fannie Mae REMICs,
IO, 2.92% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 - 05/25/2035(m)(s)	$69,749	$5,590
4.11% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(m)(s)	8,752	739
4.12% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(m)(s)	1,423	135
4.17% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(m)(s)	1,542	127
4.32% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(m)(s)	2,269	216
3.22% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(s)	8,615	639
4.02% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(s)	1,174	117
4.22% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(m)(s)	4,781	462
4.31% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(m)(s)	15,942	1,390
4.47% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(m)(s)	17,302	2,388
7.00%, 03/25/2033 - 04/25/2033(s)	50,998	6,741
3.77% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(m)(s)	68,656	7,571
2.27% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(m)(s)	86,798	6,800
2.97% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(m)(s)	47,075	1,601
2.82% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(m)(s)	39,218	1,684
3.45% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(m)(s)	71,124	3,469
2.76% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(m)(s)	97,526	7,037
4.00%, 04/25/2041(s)	111,317	7,859
2.77% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(m)(s)	30,450	2,168
2.37% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(m)(s)	116,994	12,256
1.84% (30 Day Average SOFR + 5.50%), 09/25/2054(m)(s)	17,626,354	623,511
Principal Amount		Value

2.14% (30 Day Average SOFR + 5.80%), 01/25/2055(m)(s)	$12,908,274	$571,334
6.00%, 01/25/2032	7,016	7,182
4.78% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(m)	66,491	67,194
4.28% (30 Day Average SOFR + 0.61%), 09/25/2032(m)	16,293	16,283
4.29% (30 Day Average SOFR + 0.61%), 10/18/2032(m)	4,793	4,792
4.18% (30 Day Average SOFR + 0.51%), 11/25/2033(m)	2,754	2,747
10.72% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(m)	21,750	25,385
10.35% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(m)	21,820	24,162
4.72% (30 Day Average SOFR + 1.05%), 06/25/2037(m)	5,382	5,443
4.00%, 03/25/2041	16,125	15,380
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	12,311	12,746
5.00%, 09/01/2033 - 03/01/2053	11,815,818	11,724,937
7.00%, 10/01/2037	4,612	4,852
4.50%, 10/01/2052	5,609,812	5,459,478
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	47,241	48,502
7.00%, 07/01/2032 - 04/01/2033	7,534	7,916
5.00%, 07/01/2033	45,241	45,491
5.50%, 02/01/2035 - 03/01/2053	8,228,866	8,316,381
4.50%, 07/01/2052	6,122,357	5,958,215
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 0.96%, 05/25/2026(n)	1,775,081	1,023
Series K093, Class X1, IO, 0.94%, 05/25/2029(n)	18,281,149	445,491
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Freddie Mac REMICs,
IO, 4.16% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(m)(s)	$433	$4
3.86% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(m)(s)	19,465	641
4.31% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(m)(s)	1,493	78
4.21% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(m)(s)	35,799	1,067
3.26% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(m)(s)	27,561	1,715
2.91% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(m)(s)	28,230	1,661
2.96% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(m)(s)	4,150	239
2.93% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(m)(s)	85,222	6,077
3.21% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(m)(s)	18,560	1,778
2.21% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(m)(s)	10,329	829
2.28% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(m)(s)	39,139	2,984
2.46% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(m)(s)	9,842	832
2.34% (30 Day Average SOFR + 6.00%), 04/25/2054(m)(s)	8,949,457	493,595
2.14% (30 Day Average SOFR + 5.80%), 02/25/2055 - 08/25/2055(m)(s)	28,114,170	1,338,076
1.45% (30 Day Average SOFR + 5.12%), 03/25/2055(m)(s)	19,558,907	629,631
1.49% (30 Day Average SOFR + 5.15%), 03/25/2055(m)(s)	16,678,373	649,239
2.29% (30 Day Average SOFR + 5.95%), 04/25/2055(m)(s)	24,726,780	1,253,232
1.37% (30 Day Average SOFR + 5.03%), 05/25/2055(m)(s)	29,703,422	855,613
1.44% (30 Day Average SOFR + 5.10%), 08/25/2055(m)(s)	15,096,841	534,627
4.24% (30 Day Average SOFR + 0.56%), 12/15/2028 - 02/15/2029(m)	26,965	26,949
6.00%, 04/15/2029	11,657	11,810
6.50%, 10/15/2029 - 06/15/2032	53,214	54,867
4.34% (30 Day Average SOFR + 0.66%), 06/15/2031 - 01/15/2032(m)	34,909	34,935
4.79% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(m)	23,379	23,617
3.50%, 05/15/2032	6,550	6,437
Principal Amount		Value

10.87% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(m)	$17,316	$20,185
4.00%, 06/15/2038	9,940	9,498
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(s)	239	9
7.00%, 09/01/2029(s)	3,102	243
6.00%, 12/15/2032(s)	9,855	1,115
Government National Mortgage Association,
8.00%, 05/15/2026	143	143
7.00%, 07/15/2028	4,641	4,693
IO, 2.76% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(m)(s)	42,533	2,096
2.86% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(m)(s)	57,833	3,489
1.23% (30 Day Average SOFR + 4.90%), 10/20/2054(m)(s)	8,415,372	229,285
0.57% (30 Day Average SOFR + 4.24%), 04/20/2055(m)(s)	18,476,023	210,542
0.68% (30 Day Average SOFR + 4.35%), 04/20/2055(m)(s)	30,753,541	466,540
0.78% (30 Day Average SOFR + 4.45%), 07/20/2055(m)(s)	21,699,271	253,057
2.23% (30 Day Average SOFR + 5.90%), 07/20/2055(m)(s)	12,697,784	490,176
0.73% (30 Day Average SOFR + 4.40%), 08/20/2055(m)(s)	76,403,158	868,742
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $45,632,457)		42,005,540
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–5.35%
United States–5.35%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 6.76% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(m)	$770,000	$781,023
Series 2022-R08, Class 1M2, 7.26% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(m)	1,350,000	1,390,796
Series 2023-R04, Class 1M1, 5.96% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(m)	625,410	637,337
Series 2023-R06, Class 1M1, 5.36% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(m)	195,960	196,314
Series 2023-R06, Class 1M2, 6.36% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(m)	490,000	501,238
Series 2023-R06, Class 1B1, 7.56% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(m)	565,000	588,791
Series 2023-R08, Class 1M2, 6.16% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(m)	280,000	285,271
Series 2023-R08, Class 1M1, 5.16% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(m)	122,678	122,745
Series 2024-R02, Class 1M2, 5.46% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(m)	3,100,000	3,105,190
Series 2024-R03, Class 2M2, 5.61% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(m)	3,180,000	3,189,244
Series 2026-R01, Class 2M2, 5.01% (30 Day Average SOFR + 1.35%), 01/25/2046(b)(m)	750,000	751,178
Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.56% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(m)	$3,000,000	$3,055,180
Series 2022-HQA2, Class M1, STACR®, 7.66% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(m)	1,500,000	1,547,123
Series 2022-HQA3, Class M1, STACR®, 7.21% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(m)	1,500,000	1,543,403
Series 2022-HQA3, Class M2, STACR®, 9.01% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(m)	1,605,000	1,695,173
Series 2023-HQA1, Class M1, STACR®, 7.16% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(m)	2,885,325	3,014,484
Series 2023-HQA2, Class M1, STACR®, 7.01% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(m)	900,000	920,054
Series 2023-HQA3, Class M2, STACR®, 7.01% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(m)	3,100,000	3,235,866
Series 2024-DNA1, Class M2, STACR®, 5.61% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(m)	1,550,000	1,564,875
Series 2024-HQA1, Class M2, STACR®, 5.66% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(m)	1,670,900	1,689,253
Series 2024-DNA2, Class M2, STACR®, 5.36% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(m)	387,500	387,854
Series 2024-HQA2, Class M2, STACR®, 5.46% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(m)	1,550,000	1,554,873
Series 2025-DNA2, Class A1, STACR®, 4.76% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(m)	406,250	406,954
Total Agency Credit Risk Transfer Notes (Cost $31,867,429)		32,164,219
Shares
Common Stocks & Other Equity Interests–1.84%
Argentina–1.82%
Banco BBVA Argentina S.A.	341,702	1,957,518
Banco Macro S.A., Class B	369,464	3,073,286
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria	656,356	888,272
Grupo Financiero Galicia S.A., Class B	780,353	3,877,759
Pampa Energia S.A., ADR(t)	5,308	469,758
YPF S.A., Class D(t)	13,936	680,416
		10,947,009
United States–0.02%
ACNR Holdings, Inc.	478	62,439
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Shares		Value
United States–(continued)
Claire’s Holdings LLC, Class S(g)	235	$13
McDermott International Ltd.(t)	312	8,117
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(t)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(t)	35,496	1,065
Sabine Oil & Gas Holdings, Inc.(g)(t)	837	59
VCI Compute II LLC(g)	30,000	30,000
Windstream Services LLC, Wts.(g)	176	2,728
		105,379
Total Common Stocks & Other Equity Interests (Cost $11,998,050)		11,052,388
Principal Amount
Variable Rate Senior Loan Interests–0.30%(u)(v)
United States–0.30%
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	$25,386	25,577
Bausch and Lomb, Inc., Term Loan B, 7.42% (1 mo. Term SOFR + 3.75%), 01/30/2031	273,625	274,566
Claire’s Stores, Inc., Term Loan, 12.30% (1 mo. Term SOFR + 6.50%), 12/18/2026(g)	74,906	5,618
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.78% (1 mo. Term SOFR + 4.11%), 08/23/2028	285,646	286,788
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.42% (1 mo. Term SOFR + 2.75%), 01/31/2030	124,793	125,416
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.95% (3 mo. Term SOFR + 2.25%), 08/04/2031	206,186	206,079
Greystar Real Estate Partners LLC, Term Loan B, 6.17% (3 mo. Term SOFR + 2.50%), 08/21/2030(g)	73,505	73,689
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.52% (3 mo. Term SOFR + 4.85%), 06/28/2028	62,837	59,050
Janus Henderson Group PLC, Term Loan, -%, 03/25/2033(g)(w)	54,000	54,000
Prairie Acquiror L.P., Term Loan B, 6.92% (1 mo. Term SOFR + 3.25%), 08/01/2029	152,051	152,621
TransDigm, Inc., Term Loan L, 6.17% (1 mo. Term SOFR + 2.50%), 01/19/2032	257,586	257,861
VCI Asset Holdings 2 LLC, Term Loan, 9.50%, 02/06/2031	300,000	309,000
Total Variable Rate Senior Loan Interests (Cost $1,884,735)		1,830,265
Shares		Value
Preferred Stocks–0.14%
United States–0.14%
Citigroup, Inc., 6.25%, Series II, Pfd.	32,450	$799,892
Claire’s Holdings LLC, Series A, Pfd.(g)	71	36
Whirlpool Corp., 8.50%, Series A, Conv. Pfd.	457	18,714
Total Preferred Stocks (Cost $870,975)		818,642
Principal Amount
Commercial Paper–0.05%(q)
Argentina–0.05%
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(g)	107,722	108,103
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(g)	147,928	149,621
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(g)	65,427	66,489
Total Commercial Paper (Cost $321,077)		324,213
Shares
Money Market Funds–4.41%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(x)(y)	9,282,190	9,282,190
Invesco Treasury Portfolio, Institutional Class, 3.56%(x)(y)	17,238,352	17,238,352
Total Money Market Funds (Cost $26,520,542)		26,520,542

Options Purchased–5.41%
(Cost $39,276,745)(z)		32,531,054
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.91% (Cost $626,410,764)		613,182,552
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.98%
Invesco Private Government Fund, 3.63%(x)(y)(aa)	3,297,858	3,297,858
Invesco Private Prime Fund, 3.80%(x)(y)(aa)	8,636,636	8,637,500
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,935,374)		11,935,358
TOTAL INVESTMENTS IN SECURITIES—103.89% (Cost $638,346,138)		625,117,910
OTHER ASSETS LESS LIABILITIES–(3.89)%		(23,428,300)
NET ASSETS–100.00%		$601,689,610
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $244,526,572, which represented 40.64% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at March 31, 2026.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at March 31,
2026 was $868,005, which represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Zero coupon bond issued at a discount.
(l)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2026.
(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2026.

(o)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2026.

(p)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(q)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(s)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(t)	Non-income producing security.
(u)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(v)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(w)	This variable rate interest will settle after March 31, 2026, at which time the interest rate will be determined.
(x)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,747,357	$30,815,546	$(27,280,713)	$-	$-	$9,282,190	$36,877
Invesco Treasury Portfolio, Institutional Class	10,673,662	57,228,871	(50,664,181)	-	-	17,238,352	67,886
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,808,797	12,004,960	(14,515,899)	-	-	3,297,858	48,141*
Invesco Private Prime Fund	15,086,646	30,187,180	(36,633,517)	(16)	(2,793)	8,637,500	131,036*
Total	$37,316,462	$130,236,557	$(129,094,310)	$(16)	$(2,793)	$38,455,900	$283,940

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(y)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(z)	The table below details options purchased.
(aa)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	05/07/2026	USD	0.72	AUD	26,460,000	$43,322
AUD versus USD	Call	Deutsche Bank AG	05/27/2026	USD	0.73	AUD	1,325,000	24,892
AUD versus USD	Call	Goldman Sachs International	05/29/2026	USD	0.72	AUD	26,475,000	66,472
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	05/29/2026	USD	0.73	AUD	1,325,000	35,167
AUD versus USD	Call	Merrill Lynch International	06/01/2026	USD	0.72	AUD	2,000,000	136,839
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.72	AUD	16,540,000	77,326
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	04/20/2026	USD	1.20	EUR	3,240,000	40,573
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	10,100,000	1,307
EUR versus USD	Call	Merrill Lynch International	05/14/2026	USD	1.18	EUR	26,400,000	122,058
EUR versus USD	Call	Morgan Stanley and Co. International PLC	05/11/2026	USD	1.30	EUR	6,060,000	4,259
EUR versus USD	Call	UBS AG	05/07/2026	USD	1.19	EUR	26,460,000	16,056
Subtotal — Foreign Currency Call Options Purchased								568,271
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	3,670,000	8,734
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	5,870,000	55,639
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	2,100,000	12,218
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	2,080,000	28,195
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	2,020,000	75,333
USD versus BRL	Put	Barclays Bank PLC	07/09/2026	BRL	5.00	USD	660,000	62,741
USD versus BRL	Put	Goldman Sachs International	05/21/2026	BRL	5.15	USD	1,330,000	168,931
USD versus BRL	Put	Goldman Sachs International	06/16/2026	BRL	5.15	USD	1,320,000	103,174
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/27/2026	BRL	5.10	USD	2,025,000	249,059
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/10/2026	BRL	5.05	USD	1,320,000	129,639
USD versus BRL	Put	Merrill Lynch International	06/18/2026	BRL	5.10	USD	1,330,000	183,160
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	3,790,000	68
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	13,500,000	225,072
USD versus CLP	Put	Merrill Lynch International	06/11/2026	CLP	870.00	USD	13,200,000	78,725
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/02/2026	CLP	870.00	USD	9,940,000	77,940
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	3,000,000	177
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	87.00	USD	1,730,000	4,119
USD versus INR	Put	Merrill Lynch International	05/26/2026	INR	87.00	USD	2,080,000	5,539
USD versus JPY	Put	BNP Paribas S.A.	05/29/2026	JPY	151.00	USD	13,240,000	42,778
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	15,140,000	651
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	3,450,000	58,164
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/13/2026	JPY	135.00	USD	1,980,000	31,743
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	3,470,000	60,135
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	3,450,000	61,734
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	1,500,000	66
USD versus KRW	Put	Goldman Sachs International	05/21/2026	KRW	1,425.00	USD	19,900,000	35,939
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	69,900,000	769
USD versus KRW	Put	Merrill Lynch International	07/23/2026	KRW	1,350.00	USD	33,470,000	32,600
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	3,470,000	94,186
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/03/2026	MXN	17.20	USD	1,330,000	108,120
USD versus MXN	Put	Merrill Lynch International	04/27/2026	MXN	16.50	USD	1,330,000	1,653
USD versus ZAR	Put	Goldman Sachs International	09/30/2026	ZAR	16.10	USD	1,330,000	4,212
USD versus ZAR	Put	UBS AG	04/29/2026	ZAR	15.75	USD	27,740,000	2,552
Subtotal — Foreign Currency Put Options Purchased								2,003,765
Total Foreign Currency Options Purchased								$2,572,036

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.45%	Receive	SONIA	At Maturity	08/05/2026	GBP	69,360,000	$36,415
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	18,666,667	878,604
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	109,540,000	1,141,432
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.37	Receive	6 Month EURIBOR	Semi-Annually	02/10/2027	EUR	148,190,000	420,650
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	37,070,000	937,316
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.98	Receive	SOFR	Annually	11/06/2030	USD	138,720,000	4,381,255
Subtotal — Interest Rate Call Swaptions Purchased										7,795,672
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	18,666,667	1,157,296
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	27,900,000	5,717,110
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	37,070,000	2,238,563
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.18	Pay	6 Month EURIBOR	Semi-Annually	05/05/2026	EUR	15,000,000	189,048
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	Pay	6 Month EURIBOR	Semi-Annually	01/20/2027	EUR	19,600,000	1,358,326
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.26	Pay	SOFR	Annually	01/27/2028	USD	25,750,000	1,539,567
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	Pay	SOFR	Annually	11/04/2026	USD	94,110,000	3,613,123
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.28	Pay	SOFR	Annually	01/27/2028	USD	23,860,000	1,404,779
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.98	Pay	SOFR	Annually	11/06/2030	USD	138,720,000	4,945,534
Subtotal — Interest Rate Put Swaptions Purchased										22,163,346
Total Interest Rate Swaptions Purchased										$29,959,018

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
U.S. Treasury 10 Year Notes	Put	05/22/2026	1,800	USD	110.50	USD	198,900,000	$(1,434,375)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Call	325.00%	Markit iTraxx Europe Crossover Index, Series 44, Version 1	5.00%	Quarterly	06/17/2026	3.179%	EUR	7,800,000	$(121,954)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	325.00%	Markit iTraxx Europe Crossover Index, Series 44, Version 1	(5.00)%	Quarterly	06/17/2026	3.179%	EUR	7,800,000	$(159,426)
Goldman Sachs International	Put	70.00	Markit CDX North America Investment Grade Index, Series 45, Version 1	(1.00)	Quarterly	04/15/2026	0.586	USD	54,000,000	(25,478)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 44, Version 1	(5.00)	Quarterly	06/17/2026	3.179	EUR	54,000,000	(882,382)
Subtotal — Credit Default Put Swaptions Written										(1,067,286)
Total Credit Default Swaptions Written										$(1,189,240)

(a)
Implied credit spreads represent the current level, as of March 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	05/07/2026	USD	0.75	AUD	26,460,000	$(4,947)
AUD versus USD	Call	Goldman Sachs International	05/29/2026	USD	0.74	AUD	26,475,000	(19,472)
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.76	AUD	16,540,000	(13,694)
EUR versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/07/2026	MXN	22.65	EUR	20,230,000	(132,908)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	9,804,000	(10,922)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	13,500,000	(510,975)
USD versus CLP	Call	Merrill Lynch International	06/11/2026	CLP	925.00	USD	13,200,000	(363,686)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	07/02/2026	CLP	930.00	USD	9,940,000	(279,731)
USD versus IDR	Call	Goldman Sachs International	08/13/2026	IDR	17,000.00	USD	13,990,000	(254,366)
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	04/15/2026	JPY	158.50	USD	9,920,000	(77,564)
USD versus KRW	Call	Goldman Sachs International	05/21/2026	KRW	1,475.00	USD	19,900,000	(598,214)
USD versus KRW	Call	Merrill Lynch International	07/23/2026	KRW	1,480.00	USD	13,390,000	(450,761)
USD versus MXN	Call	Merrill Lynch International	08/11/2026	MXN	18.50	USD	33,080,000	(776,818)
USD versus TRY	Call	Goldman Sachs International	01/25/2027	TRY	55.75	USD	23,430,000	(2,467,882)
USD versus ZAR	Call	Deutsche Bank AG	04/29/2026	ZAR	16.80	USD	19,980,000	(474,046)
USD versus ZAR	Call	Goldman Sachs International	07/23/2026	ZAR	17.00	USD	13,870,000	(486,962)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	13,800,000	(435,390)
USD versus ZAR	Call	Merrill Lynch International	06/18/2026	ZAR	17.75	USD	13,200,000	(200,099)
Subtotal — Foreign Currency Call Options Written								(7,558,437)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Put	Deutsche Bank AG	05/07/2026	USD	0.69	AUD	26,460,000	$(226,887)
AUD versus USD	Put	Goldman Sachs International	05/29/2026	USD	0.69	AUD	26,475,000	(307,022)
AUD versus USD	Put	Merrill Lynch International	07/20/2026	USD	0.68	AUD	16,540,000	(196,591)
EUR versus USD	Put	Merrill Lynch International	05/14/2026	USD	1.12	EUR	26,400,000	(56,848)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	27,000,000	(175,689)
USD versus CLP	Put	Merrill Lynch International	06/11/2026	CLP	835.00	USD	13,200,000	(21,886)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/02/2026	CLP	830.00	USD	9,940,000	(21,341)
USD versus JPY	Put	BNP Paribas S.A.	05/29/2026	JPY	149.00	USD	13,240,000	(28,029)
USD versus KRW	Put	Goldman Sachs International	05/21/2026	KRW	1,390.00	USD	19,900,000	(10,567)
USD versus MXN	Put	Merrill Lynch International	08/11/2026	MXN	16.75	USD	33,080,000	(92,690)
Subtotal — Foreign Currency Put Options Written								(1,137,550)
Total Foreign Currency Options Written								$(8,695,987)

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Barclays Bank PLC	2.25%	6 Month EURIBOR	Receive	Semi-Annually	02/11/2027	EUR	21,170,000	$(83,621)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.35	SOFR	Receive	Annually	07/29/2026	USD	56,020,000	(308,087)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2027	EUR	19,530,000	(913,088)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	41,075,000	(334)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	6 Month EURIBOR	Receive	Semi-Annually	09/12/2030	EUR	9,950,000	(1,075,038)
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SONIA	Receive	At Maturity	08/05/2026	GBP	69,360,000	(21,134)
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.35	SOFR	Receive	Annually	09/21/2026	USD	176,745,000	(717,146)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	18,635,000	(342,284)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.06	SOFR	Receive	Annually	11/06/2030	USD	36,070,000	(3,748,475)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.35	SOFR	Receive	Annually	09/21/2026	USD	323,640,000	(1,313,176)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	SOFR	Receive	Annually	12/15/2026	USD	66,160,000	(709,043)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.50	6 Month EURIBOR	Receive	Semi-Annually	03/25/2027	EUR	78,100,000	(593,919)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	SOFR	Receive	Annually	12/15/2026	USD	44,000,000	(471,552)
2 Year Interest Rate Swap	Call	Merrill Lynch International	3.35	SOFR	Receive	Annually	09/21/2026	USD	176,420,000	(715,828)
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.25	SOFR	Receive	Annually	01/19/2027	USD	90,000,000	(744,976)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SOFR	Receive	Annually	12/15/2026	USD	66,160,000	(709,043)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.35	SOFR	Receive	Annually	09/21/2026	USD	177,000,000	(718,181)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2028	EUR	6,510,000	(483,169)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.11%	6 Month EURIBOR	Receive	Semi-Annually	02/10/2027	EUR	15,520,000	$(926,211)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.80	6 Month EURIBOR	Receive	Semi-Annually	05/19/2026	EUR	26,540,000	(863,175)
Subtotal—Interest Rate Call Swaptions Written										(15,457,480)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	SONIA	Pay	Annually	05/10/2027	GBP	20,190,000	(749,157)
5 Year Interest Rate Swap	Put	Barclays Bank PLC	2.70	6 Month EURIBOR	Pay	Semi-Annually	02/11/2027	EUR	21,170,000	(501,785)
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.25	SOFR	Pay	Annually	05/05/2026	USD	22,935,000	(174,196)
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.76	6 Month EURIBOR	Pay	Semi-Annually	09/18/2026	EUR	79,200,000	(618,983)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.50	SOFR	Pay	Annually	07/29/2026	USD	56,020,000	(753,458)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.50	6 Month EURIBOR	Pay	Semi-Annually	01/20/2027	EUR	39,200,000	(1,022,014)
2 Year Interest Rate Swap	Put	Goldman Sachs International	2.90	6 Month EURIBOR	Pay	Semi-Annually	09/21/2026	EUR	79,200,000	(501,273)
2 Year Interest Rate Swap	Put	Goldman Sachs International	2.74	6 Month EURIBOR	Pay	Semi-Annually	09/18/2026	EUR	39,600,000	(318,117)
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.53	3 Month EURIBOR	Pay	Quarterly	03/11/2027	EUR	105,600,000	(578,473)
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.75	SONIA	Pay	At Maturity	08/05/2026	GBP	69,360,000	(625,747)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.06	SOFR	Pay	Annually	11/06/2030	USD	36,070,000	(4,444,864)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.77	6 Month EURIBOR	Pay	Semi-Annually	12/18/2026	EUR	118,800,000	(1,038,391)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.58	SOFR	Pay	Annually	01/27/2028	USD	226,400,000	(2,075,755)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.70	6 Month EURIBOR	Pay	Semi-Annually	03/08/2027	EUR	105,600,000	(1,082,346)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.60	SOFR	Pay	Annually	01/06/2027	USD	89,900,000	(1,436,135)
2 Year Interest Rate Swap	Put	Merrill Lynch International	2.95	6 Month EURIBOR	Pay	Semi-Annually	09/21/2026	EUR	79,200,000	(467,458)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.55	SOFR	Pay	Annually	01/08/2027	USD	55,490,000	(953,864)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.65	SOFR	Pay	Annually	01/19/2027	USD	90,000,000	(1,366,748)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	6 Month BBSW	Pay	Semi-Annually	12/04/2026	AUD	54,620,000	(953,773)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	6 Month BBSW	Pay	Semi-Annually	12/11/2026	AUD	136,510,000	(2,419,587)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	SOFR	Pay	Annually	11/04/2026	USD	94,110,000	(1,699,168)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	19,390,000	(398,187)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95	SONIA	Pay	Annually	02/14/2028	GBP	6,350,000	(597,421)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	SONIA	Pay	Annually	10/22/2027	GBP	7,415,000	(615,675)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.51	3 Month EURIBOR	Pay	Quarterly	03/08/2027	EUR	105,600,000	(595,502)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.01	SONIA	Pay	Annually	09/18/2026	GBP	66,000,000	(840,420)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.59%	SOFR	Pay	Annually	01/27/2028	USD	213,080,000	$(1,939,458)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.50	SOFR	Pay	At Maturity	01/07/2028	USD	899,000,000	(4,539,581)
Subtotal—Interest Rate Put Swaptions Written										(33,307,536)
Total Interest Rate Swaptions Written										$(48,765,016)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	654	June-2026	$135,669,234	$(971,775)	$(971,775)
U.S. Treasury 10 Year Notes	71	June-2026	7,884,328	(28,350)	(28,350)
Subtotal—Long Futures Contracts				(1,000,125)	(1,000,125)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	49	June-2026	(5,300,805)	80,699	80,699
U.S. Treasury 10 Year Ultra Notes	8	June-2026	(908,125)	3,099	3,099
U.S. Treasury Long Bonds	11	June-2026	(1,252,625)	40,715	40,715
U.S. Treasury Ultra Bonds	10	June-2026	(1,165,625)	38,498	38,498
Subtotal—Short Futures Contracts				163,011	163,011
Total Futures Contracts				$(837,114)	$(837,114)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2026	Deutsche Bank AG	INR	646,990,350	USD	6,965,649	$142,553
06/17/2026	Deutsche Bank AG	MXN	846,315,850	USD	47,258,302	328,855
06/17/2026	Deutsche Bank AG	USD	1,135,000	ZAR	19,594,073	16,316
04/02/2026	Goldman Sachs International	USD	112,919,431	BRL	592,129,077	1,394,512
05/05/2026	Goldman Sachs International	USD	15,188,362	BRL	80,436,046	246,047
05/08/2026	Goldman Sachs International	JPY	673,907,500	USD	4,850,000	590,678
06/17/2026	Goldman Sachs International	CZK	3,166,371	USD	150,917	1,673
06/17/2026	Goldman Sachs International	MXN	111,732,415	USD	6,290,000	94,275
06/17/2026	Goldman Sachs International	USD	191,613	HUF	66,412,962	7,062
06/17/2026	Goldman Sachs International	USD	2,270,000	ZAR	38,807,920	10,290
06/17/2026	Goldman Sachs International	ZAR	283,728,251	USD	16,824,492	153,086
03/19/2027	Goldman Sachs International	INR	6,778,237,500	USD	76,250,000	6,756,557
04/02/2026	J.P. Morgan Chase Bank, N.A.	USD	21,650,591	BRL	113,738,628	307,309
06/17/2026	J.P. Morgan Chase Bank, N.A.	CAD	7,397,983	USD	5,439,687	103,898
06/17/2026	J.P. Morgan Chase Bank, N.A.	EUR	40,677,769	USD	47,362,573	181,781
06/17/2026	J.P. Morgan Chase Bank, N.A.	JPY	332,326,010	USD	2,115,276	7,926
06/17/2026	J.P. Morgan Chase Bank, N.A.	NOK	1,130,906	USD	117,128	399
06/17/2026	J.P. Morgan Chase Bank, N.A.	NZD	603,000	USD	357,381	9,941
06/17/2026	J.P. Morgan Chase Bank, N.A.	SEK	110,000	USD	11,994	329
06/17/2026	J.P. Morgan Chase Bank, N.A.	TRY	9,135,000	USD	189,843	1,145
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	3,594,780	COP	13,842,059,000	111,832
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	462,638,700	USD	3,310,000	371,482
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/02/2026	Merrill Lynch International	USD	3,210,806	BRL	16,758,478	$24,516
06/17/2026	Merrill Lynch International	GBP	37,975,675	USD	50,752,780	499,477
06/17/2026	Merrill Lynch International	IDR	5,628,335,000	USD	330,845	19
06/17/2026	Merrill Lynch International	USD	26,568,245	CNY	182,603,546	8,507
06/17/2026	Merrill Lynch International	USD	8,000,000	MXN	145,472,000	66,634
06/17/2026	Merrill Lynch International	USD	670,000	ZAR	11,564,200	9,493
06/17/2026	Morgan Stanley and Co. International PLC	PLN	2,402,185	USD	649,909	2,978
06/17/2026	Morgan Stanley and Co. International PLC	USD	3,735,000	ZAR	64,488,510	54,239
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	134,312,500	USD	8,102,389	210,407
06/17/2026	Standard Chartered Bank PLC	AUD	9,745,715	USD	6,823,603	107,011
06/17/2026	Standard Chartered Bank PLC	THB	28,082,573	USD	881,022	24,258
06/17/2026	UBS AG	USD	2,684,117	CLP	2,500,470,000	17,239
Subtotal—Appreciation						11,862,724
Currency Risk
06/17/2026	Deutsche Bank AG	EUR	11,090,000	USD	12,753,500	(109,422)
06/17/2026	Deutsche Bank AG	USD	16,792,698	EUR	14,390,000	(102,216)
06/17/2026	Deutsche Bank AG	USD	4,261,572	INR	395,827,567	(87,213)
06/17/2026	Deutsche Bank AG	USD	1,644,917	MXN	29,514,612	(8,288)
06/17/2026	Deutsche Bank AG	USD	25,193	SGD	31,983	(185)
04/02/2026	Goldman Sachs International	BRL	592,129,078	USD	112,874,468	(1,439,474)
05/05/2026	Goldman Sachs International	BRL	286,073,000	USD	54,017,825	(875,070)
06/17/2026	Goldman Sachs International	USD	12,676,440	CNY	86,654,814	(64,399)
06/17/2026	Goldman Sachs International	USD	231,640	CZK	4,860,000	(2,567)
06/23/2026	Goldman Sachs International	BRL	16,472,550	USD	2,895,000	(227,619)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(6,756,557)
04/02/2026	J.P. Morgan Chase Bank, N.A.	BRL	113,738,628	USD	21,850,924	(106,977)
06/17/2026	J.P. Morgan Chase Bank, N.A.	COP	20,726,169,750	USD	5,382,582	(167,449)
06/17/2026	J.P. Morgan Chase Bank, N.A.	EUR	23,741,052	USD	27,394,450	(142,008)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	3,125,902	AUD	4,502,722	(22,698)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	187,381	CAD	254,838	(3,579)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	81,737,263	EUR	70,302,092	(196,204)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	25,266,623	JPY	3,969,580,283	(94,679)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	1,502,923	NZD	2,535,842	(41,807)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	41,692,500	USD	2,250,000	(198,812)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	8,864,100	USD	1,470,000	(201,894)
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	4,580,000	USD	3,071,348	(69,198)
04/02/2026	Merrill Lynch International	BRL	16,758,478	USD	3,145,000	(90,321)
04/09/2026	Merrill Lynch International	AUD	2,755,000	USD	1,671,459	(229,175)
05/12/2026	Merrill Lynch International	EUR	7,270,000	USD	8,393,215	(25,652)
06/17/2026	Merrill Lynch International	CNY	24,860,000	USD	3,617,052	(1,158)
06/17/2026	Merrill Lynch International	PEN	1,563,000	USD	445,794	(1,649)
06/17/2026	Merrill Lynch International	USD	4,649,692	CLP	4,285,434,922	(19,967)
06/17/2026	Merrill Lynch International	USD	1,362,387	EUR	1,167,463	(8,286)
06/17/2026	Merrill Lynch International	USD	5,519,503	GBP	4,129,958	(54,320)
06/17/2026	Merrill Lynch International	USD	4,522,978	IDR	76,944,909,200	(266)
06/17/2026	Merrill Lynch International	USD	5,874,118	KRW	8,721,303,147	(63,983)
04/06/2026	Morgan Stanley and Co. International PLC	USD	2,835,000	CLP	2,500,470,000	(135,233)
05/13/2026	Morgan Stanley and Co. International PLC	EUR	7,570,000	USD	8,720,640	(46,031)
06/17/2026	Morgan Stanley and Co. International PLC	USD	191,008	PLN	706,000	(875)
06/17/2026	Morgan Stanley and Co. International PLC	USD	368,606	ZAR	6,041,438	(13,621)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	107,375,332	USD	6,290,000	$(19,199)
06/17/2026	Standard Chartered Bank PLC	USD	2,259,667	AUD	3,227,337	(35,437)
04/06/2026	UBS AG	CLP	2,500,470,000	USD	2,682,188	(17,579)
06/17/2026	UBS AG	USD	2,903,225	GBP	2,171,375	(29,840)
Subtotal—Depreciation						(11,710,907)
Total Forward Foreign Currency Contracts						$151,817

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Intesa Sanpaolo S.p.A.	Buy	(1.00)%	Quarterly	12/20/2030	0.428%	EUR	3,500,000	$(111,728)	$(102,972)	$8,756
Markit CDX North America High Yield Index, Series 45, Version 1	Buy	(5.00)	Quarterly	12/20/2030	3.641	USD	45,738,000	(3,148,717)	(2,410,942)	737,775
Markit iTraxx Europe Crossover Index, Series 44, Version 1	Buy	(5.00)	Quarterly	12/20/2030	3.179	EUR	26,090,000	(2,549,763)	(2,188,370)	361,393
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.887	USD	1,400,000	84,464	107,649	23,185
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.382	EUR	2,330,000	19,421	44,943	25,522
Subtotal - Appreciation								(5,706,323)	(4,549,692)	1,156,631
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.541	USD	3,720,000	(515)	(12,451)	(11,936)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.261	EUR	2,330,000	(13,648)	(53,453)	(39,805)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.836	USD	1,705,000	11,206	(11,057)	(22,263)
BNP Paribas S.A.	Sell	1.00	Quarterly	12/20/2030	0.478	EUR	3,500,000	105,106	93,606	(11,500)
Subtotal - Depreciation								102,149	16,645	(85,504)
Total Centrally Cleared Credit Default Swap Agreements								$(5,604,174)	$(4,533,047)	$1,071,127

(a)
Implied credit spreads represent the current level, as of March 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SORRA	Semi-Annually	(1.52)%	Semi-Annually	01/27/2028	SGD	58,010,000	$—	$6,969	$6,969
Receive	6 Month EURIBOR	Semi-Annually	(3.04)	Annually	10/31/2056	EUR	1,225,000	—	13,227	13,227
Receive	6 Month EURIBOR	Semi-Annually	(2.83)	Annually	04/23/2031	EUR	16,500,000	—	54,884	54,884
Pay	BZDIOVRA	At Maturity	13.89	At Maturity	01/02/2031	BRL	63,206,359	—	112,447	112,447
Receive	6 Month EURIBOR	Semi-Annually	(2.87)	Annually	11/06/2055	EUR	4,720,000	—	254,525	254,525
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	5,450,000	38,874	1,332,412	1,293,538
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	8,940,000	—	1,450,071	1,450,071
Subtotal — Appreciation								38,874	3,224,535	3,185,661
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EURIBOR	Annually	2.42%	Annually	01/29/2029	EUR	150,455,000	$(22,062)	$(1,600,847)	$(1,578,785)
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	8,940,000	—	(1,454,971)	(1,454,971)
Pay	6 Month EURIBOR	Semi-Annually	2.37	Annually	04/07/2028	EUR	92,240,000	—	(967,876)	(967,876)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	139,930,100,000	—	(896,454)	(896,454)
Pay	CORRA	Semi-Annually	2.55	Semi-Annually	02/18/2029	CAD	111,020,000	—	(584,740)	(584,740)
Pay	CORRA	Semi-Annually	2.57	Semi-Annually	02/17/2029	CAD	111,000,000	—	(549,148)	(549,148)
Pay	SOFR	Annually	3.17	Annually	08/20/2028	USD	64,390,000	—	(492,447)	(492,447)
Pay	SOFR	Annually	3.17	Annually	08/21/2028	USD	53,100,000	—	(402,763)	(402,763)
Pay	3 Month CZK PRIBOR	Quarterly	3.79	Annually	12/02/2027	CZK	1,026,520,000	—	(259,115)	(259,115)
Pay	3 Month JIBAR	Quarterly	7.67	Quarterly	03/18/2056	ZAR	35,785,000	—	(226,522)	(226,522)
Pay	28 Day MXN TIIE	28 days	6.98	28 days	03/14/2029	MXN	168,310,000	—	(224,354)	(224,354)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.63	Annually	03/18/2028	CZK	437,350,000	—	(224,292)	(224,292)
Pay	SONIA	Annually	3.60	Annually	04/07/2028	GBP	13,250,000	—	(218,548)	(218,548)
Pay	6 Month EURIBOR	Semi-Annually	2.41	Annually	04/07/2028	EUR	20,000,000	—	(189,749)	(189,749)
Pay	BZDIOVRA	At Maturity	12.99	At Maturity	01/03/2033	BRL	20,643,597	—	(186,712)	(186,712)
Receive	SOFR	Annually	(3.75)	Annually	04/30/2031	USD	29,040,000	—	(180,499)	(180,499)
Receive	SOFR	Annually	(4.20)	Annually	07/08/2056	USD	12,315,000	—	(173,810)	(173,810)
Pay	28 Day MXN TIIE	28 days	7.76	28 days	03/16/2028	MXN	792,020,000	—	(152,578)	(152,578)
Pay	BZDIOVRA	At Maturity	12.91	At Maturity	01/03/2033	BRL	13,120,763	—	(146,258)	(146,258)
Receive	SONIA	Annually	(4.33)	Annually	04/23/2031	GBP	22,440,000	—	(142,926)	(142,926)
Pay	BZDIOVRA	At Maturity	13.23	At Maturity	01/02/2031	BRL	31,405,370	—	(127,997)	(127,997)
Pay	BZDIOVRA	At Maturity	13.30	At Maturity	01/02/2031	BRL	30,184,537	—	(101,712)	(101,712)
Pay	BZDIOVRA	At Maturity	13.32	At Maturity	01/03/2033	BRL	12,790,757	—	(72,688)	(72,688)
Pay	3 Month JIBAR	Quarterly	8.18	Quarterly	06/17/2036	ZAR	62,700,000	—	(64,871)	(64,871)
Receive	TONAR	Annually	2.60	Annually	02/16/2046	JPY	303,790,000	—	(52,364)	(52,364)
Pay	BZDIOVRA	At Maturity	13.52	At Maturity	01/02/2031	BRL	31,303,583	—	(47,839)	(47,839)
Pay	28 Day MXN TIIE	28 days	7.95	28 days	03/17/2028	MXN	264,010,000	—	(26,543)	(26,543)
Pay	3 Month JIBAR	Quarterly	8.26	Quarterly	06/17/2036	ZAR	32,340,000	—	(23,663)	(23,663)
Pay	BZDIOVRA	At Maturity	13.54	At Maturity	01/03/2033	BRL	6,764,134	—	(18,088)	(18,088)
Pay	BZDIOVRA	At Maturity	13.60	At Maturity	01/02/2031	BRL	15,543,761	—	(11,546)	(11,546)
Subtotal — Depreciation								(22,062)	(9,821,920)	(9,799,858)
Total Centrally Cleared Interest Rate Swap Agreements								$16,812	$(6,597,385)	$(6,614,197)

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00%	Quarterly	12/20/2029	2.072%	EUR	9,800,000	$881,627	$1,166,367	$284,740
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	0.532	EUR	17,999,338	2,705,662	3,183,400	477,738
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	2.072	EUR	5,600,000	513,209	666,496	153,287
Subtotal—Appreciation									4,100,498	5,016,263	915,765
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	0.084%	USD	8,351,215	$(529,068)	$(681,958)	$(152,890)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	2.072	EUR	600,000	82,787	71,410	(11,377)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	2.912	EUR	10,400,000	1,632,222	1,086,123	(546,099)
Subtotal—Depreciation									1,185,941	475,575	(710,366)
Total Over-The-Counter Credit Default Swap Agreements									$5,286,439	$5,491,838	$205,399

(a)
Implied credit spreads represent the current level, as of March 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$162,037,379	$858,521	$162,895,900
Non-U.S. Dollar Denominated Bonds & Notes	—	140,581,508	—	140,581,508
Asset-Backed Securities	—	103,087,152	3,579,304	106,666,456
U.S. Treasury Securities	—	55,791,825	—	55,791,825
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	42,005,540	—	42,005,540
Agency Credit Risk Transfer Notes	—	32,164,219	—	32,164,219
Common Stocks & Other Equity Interests	10,955,126	62,439	34,823	11,052,388
Variable Rate Senior Loan Interests	—	1,696,958	133,307	1,830,265
Preferred Stocks	818,606	—	36	818,642
Commercial Paper	—	—	324,213	324,213
Money Market Funds	26,520,542	11,935,358	—	38,455,900
Options Purchased	—	32,531,054	—	32,531,054
Total Investments in Securities	38,294,274	581,893,432	4,930,204	625,117,910
Other Investments - Assets*
Futures Contracts	163,011	—	—	163,011
Forward Foreign Currency Contracts	—	11,862,724	—	11,862,724
Swap Agreements	—	5,258,058	—	5,258,058
	163,011	17,120,782	—	17,283,793
Other Investments - Liabilities*
Futures Contracts	(1,000,125)	—	—	(1,000,125)
Forward Foreign Currency Contracts	—	(11,710,907)	—	(11,710,907)
Options Written	(1,434,375)	(58,650,243)	—	(60,084,618)
Swap Agreements	—	(10,595,728)	—	(10,595,728)
	(2,434,500)	(80,956,878)	—	(83,391,378)
Total Other Investments	(2,271,489)	(63,836,096)	—	(66,107,585)
Total Investments	$36,022,785	$518,057,336	$4,930,204	$559,010,325

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund